Note 11 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended	12 Months Ended
	Mar. 23, 2021	Mar. 23, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Issued During Period, Shares, Warrants Exercised (in shares)			15,000
Proceeds from Warrant Exercises				$ 120
Subsequent Event [Member]
Stock Issued During Period, Shares, Warrants Exercised (in shares)		223,938
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.54	$ 4.54
Proceeds from Warrant Exercises		$ 1,000
Subsequent Event [Member] | Warrants Exercised on Net, Cashless Basis [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	531,140	531,140
Stock Issued During Period, Shares, Exercise of Warrants on Cashless Basis (in shares)	188,607